Financing Expenses, Net (Schedule of Financing Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financing income (expenses), net [Abstract]
Interest income from bank deposits	$ 32,024	$ 36,754	$ 12,108
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	0	6	4,125
Net change in exchange rates	10,563	700	28,453
Net change in fair value of derivative financial instruments	1,187	0	0
Net change in the fair value of financial assets held for trade and available for sale	0	422	0
Other income	3,160	1,479	0
Financing income	46,934	39,361	44,686
Financing expenses
Interest expenses to banks and others	(85,661)	(52,306)	(47,542)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	0	(1,563)	0
Impairment loss on debt securities at FVOCI	(1,419)	(642)	(732)
Net change in fair value of financial assets held for trade	0	0	(45)
Net change in fair value of derivative financial instruments	(8,608)	0	(291)
Early repayment fee (Note 15.B, Note 15.E)	(13,192)	0	0
Other expenses	(6,367)	(11,822)	(1,787)
Financing expenses	(115,247)	(66,333)	(50,397)
Net financing expenses	$ (68,313)	$ (26,972)	$ (5,711)